united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Fair Value

	COMMON STOCK - 93.2%
	AEROSPACE/DEFENSE - 0.4%
1,000	Boeing Co. ^	$ 197,750

	AUTO MANUFACTURERS - 1.2%
20,000	General Motors Co. ^	698,600

	BANKS - 8.5%
15,000	BB&T Corp. ^	681,150
20,000	JPMorgan Chase & Co. ^	1,828,000
25,000	US Bancorp	1,298,000
17,000	Wells Fargo & Co. ^	941,970
		4,749,120
	BEVERAGES - 2.4%
30,000	Coca-Cola Co. ^	1,345,500

	BIOTECHNOLOGY - 5.2%
8,000	Amgen, Inc. ^	1,377,840
22,000	Gilead Sciences, Inc. ^	1,557,160
		2,935,000
	CHEMICALS - 2.5%
7,000	Du Pont (EI) De Nemours & Co. ^	564,970
50,000	Potash Corp. of Saskatchewan, Inc. ^	815,000
		1,379,970
	COMPUTERS - 10.1%
24,500	Apple, Inc. ^	3,528,490
10,000	International Business Machines Corp. ^	1,538,300
16,000	Seagate Technology PLC ^	620,000
		5,686,790
	COSMETICS/PERSONAL CARE - 1.6%
10,000	Procter & Gamble Co. ^	871,500

	ELECTRIC - 4.1%
10,000	Dominion Resources, Inc. ^	766,300
7,500	Duke Energy Corp. ^	626,925
24,500	Exelon Corp. ^	883,715
		2,276,940
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
12,500	Emerson Electric Co. ^	745,250

	FOOD - 3.8%
28,000	General Mills, Inc.	1,551,200
13,400	Whole Foods Market, Inc. ^	564,274
		2,115,474
	HEALTHCARE PRODUCTS - 0.7%
7,500	Abbott Laboratories ^	364,575

	INSURANCE - 2.8%
12,000	Aflac, Inc. ^	932,160
5,000	Travelers Cos, Inc. ^	632,650
		1,564,810
	IRON/STEEL - 0.1%
10,000	Vale SA - ADR	87,500

	MINING - 0.8%
12,000	BHP Billiton Ltd. - ADR	427,080

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	MISCELLANEOUS MANUFACTURING - 2.9%
60,000	General Electric Co. ^	$ 1,620,600

	OIL & GAS - 7.7%
32,300	BP PLC - ADR ^	1,119,195
12,000	Chevron Corp. ^	1,251,960
6,000	Ensco PLC	30,960
18,000	Exxon Mobil Corp. ^	1,453,140
5,000	Schlumbrger Ltd. ^	329,200
12,000	Transocean, Ltd. *	98,760
		4,283,215
	PHARMACEUTICALS - 7.9%
5,000	AbbVie, Inc. ^	362,550
30,000	Bristol-Myers Squibb Co. ^	1,671,600
3,000	Johnson & Johnson ^	396,870
18,000	Merck & Co., Inc. ^	1,153,620
25,000	Pfizer, Inc. ^	839,750
		4,424,390
	REAL ESTATE INVESTMENT TRUSTS - 1.1%
20,000	HCP, Inc. ^	639,200

	RETAIL - 8.8%
30,000	Kohl's Corp. ^	1,160,100
30,000	Nordstrom, Inc. ^	1,434,900
13,000	Starbucks Corp. ^	758,030
30,500	Target Corp. ^	1,594,845
		4,947,875
	SEMICONDUCTORS - 3.6%
35,000	Intel Corp.	1,180,900
15,000	QUALCOMM, Inc. ^	828,300
		2,009,200
	SOFTWARE - 3.1%
25,000	Microsoft Corp. ^	1,723,250

	TELECOMMUNICATIONS - 10.4%
40,000	AT&T, Inc.	1,509,200
20,000	China Mobile Ltd. - ADR	1,061,800
44,000	Cisco Systems, Inc. ^	1,377,200
25,000	Verizon Communications, Inc.	1,116,500
27,000	Vodafone Group PLC - ADR ^	775,710
		5,840,410
	TRANSPORTATION - 2.2%
11,000	United Parcel Service, Inc. ^	1,216,490

	TOTAL COMMON STOCK	52,150,489
	(Cost - $55,566,410)

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Contracts**		Fair Value

	PUT OPTIONS PURCHASED * - 0.3%
400	SPDR S&P 500 ETF Trust	$ 103,200
	Expiration August 2017, Exercise Price $240.00
300	SPDR S&P 500 ETF Trust	24,300
	Expiration July 2017, Exercise Price $237.00
200	SPDR S&P 500 ETF Trust	61,000
	Expiration September 2017, Exercise Price $237.00
	TOTAL PUT OPTIONS PURCHASED	188,500
	(Cost - $294,001)

Shares

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUND - 5.6%
3,098,382	JPMorgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.81% +	3,098,382
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $3,098,382)

	TOTAL INVESTMENTS - 99.1% (Cost - $58,958,793) (a)	$ 55,437,371
	CALL OPTIONS WRITTEN (Premiums Received - $361,010) - (0.6) %	(328,345)
	OTHER ASSETS LESS LIABILITIES - 1.5%	838,967
	NET ASSETS - 100.0%	$ 55,947,993

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Contracts **		Fair Value

	CALL OPTIONS WRITTEN * - (0.6) %
32	Abbott Laboratories	$ 2,176
	Expiration July 2017, Exercise Price $49.00
25	AbbVie, Inc.	2,975
	Expiration July 2017, Exercise Price $72.00
60	Aflac, Inc.	1,560
	Expiration July 2017, Exercise Price $80.00
30	Amgen, Inc.	30,900
	Expiration July 2017, Exercise Price $162.50
70	Apple, Inc.	15,750
	Expiration July 2017, Exercise Price $145.00
50	Apple, Inc.	7,000
	Expiration July 2017, Exercise Price $147.00
50	BB&T Corp.	5,200
	Expiration July 2017, Exercise Price $45.00
10	Boeing Co.	2,270
	Expiration July 2017, Exercise Price $200.00
100	BP PLC - ADR	1,100
	Expiration July 2017, Exercise Price $36.00
130	Bristol-Myers Squibb Co.	22,750
	Expiration July 2017, Exercise Price $55.00
40	Chevron Corp.	1,080
	Expiration July 2017, Exercise Price $108.00
140	Cisco Systems, Inc.	2,380
	Expiration July 2017, Exercise Price $32.00
150	Coca-Cola Co.	6,900
	Expiration July 2017, Exercise Price $45.00
50	Dominion Resources, Inc.	750
	Expiration July 2017, Exercise Price $80.00
35	Duke Energy Corp.	245
	Expiration July 2017, Exercise Price $87.50
35	Du Pont (EI) De Nemours & Co.	1,050
	Expiration July 2017, Exercise Price $83.50
50	Emerson Electric Co.	5,000
	Expiration July 2017, Exercise Price $60.00
120	Exelon Corp.	2,400
	Expiration July 2017, Exercise Price $37.00
80	Exxon Mobil Corp.	2,000
	Expiration July 2017, Exercise Price $83.00
100	General Electric Co.	300
	Expiration July 2017, Exercise Price $29.00
100	General Motors Co.	9,400
	Expiration July 2017, Exercise Price $34.50
50	Gilead Sciences, Inc.	6,800
	Expiration July 2017, Exercise Price $71.00
60	Gilead Sciences, Inc.	5,820
	Expiration July 2017, Exercise Price $72.00
75	HCP, Inc.	15,938
	Expiration July 2017, Exercise Price $30.00
50	International Business Machines Corp.	13,600
	Expiration July 2017, Exercise Price $155.00
57	JPMorgan Chase & Co.	23,313
	Expiration July 2017, Exercise Price $87.50
43	JPMorgan Chase & Co.	16,383
	Expiration July 2017, Exercise Price $88.00
15	Johnson & Johnson	1,950
	Expiration July 2017, Exercise Price $134.00

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Contracts **		Fair Value

	CALL OPTIONS WRITTEN * (Continued) - (0.6) %
150	Kohl's Corp.	$ 10,650
	Expiration July 2017, Exercise Price $40.00
90	Merck & Co., Inc.	12,150
	Expiration July 2017, Exercise Price $63.50
125	Microsoft Corp.	10,375
	Expiration July 2017, Exercise Price $71.00
150	Nordstrom, Inc.	27,450
	Expiration July 2017, Exercise Price $47.50
100	Pfizer, Inc.	8,500
	Expiration July 2017, Exercise Price $33.00
250	Potash Corp. of Saskatchewan, Inc.	2,500
	Expiration July 2017, Exercise Price $17.00
50	Procter & Gamble Co.	350
	Expiration July 2017, Exercise Price $90.00
30	QUALCOMM, Inc.	1,890
	Expiration July 2017, Exercise Price $58.00
25	Schlumberger Ltd.	5,025
	Expiration July 2017, Exercise Price $65.00
80	Seagate Technology PLC	2,560
	Expiration July 2017, Exercise Price $42.00
65	Starbucks Corp.	1,885
	Expiration July 2017, Exercise Price $60.00
50	Target Corp.	7,800
	Expiration July 2017, Exercise Price $51.50
30	Target Corp.	120
	Expiration July 2017, Exercise Price $57.50
25	Travelers Cos, Inc.	7,250
	Expiration July 2017, Exercise Price $125.00
20	United Parcel Service, Inc.	4,100
	Expiration July 2017, Exercise Price $110.00
30	United Parcel Service, Inc.	4,350
	Expiration July 2017, Exercise Price $111.00
130	Vodafone Group PLC - ADR	4,290
	Expiration July 2017, Exercise Price $29.00
60	Wells Fargo & Co.	8,040
	Expiration July 2017, Exercise Price $55.00
60	Whole Foods Market, Inc.	2,070
	Expiration July 2017, Exercise Price $43.50
	TOTAL CALL OPTIONS WRITTEN	$ 328,345
	(Premiums Received - $361,010)

ADR - American Depositary Receipt
PLC - Public Limited Company
+ Variable rate security - interest rate is as of June 30, 2017.
^ Security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $58,716,306 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 545,228
	Unrealized Depreciation	(4,152,508)
	Net Unrealized Depreciation	$ (3,607,280)

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$52,150,489	$ -	$ -	$ 52,150,489
Short-Term lnvestments	3,098,382	-	-	3,098,382
Put Options Purchased	188,500			188,500
Total	$55,437,371	$ -	$ -	$ 55,437,371
Liabilities
Options Written	$ 328,345	$ -	$ -	$ 328,345
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
As of June 30, 2017 the amount of unrealized loss on options subject to equity contracts risk exposure amounted to $72,836.
The number of option contracts written and the premiums received by the Fund during the period ended June 30, 2017, were as follows:
	Contracts	Premium
Outstanding at Beginning of Period	2,388	$ 266,981
Options Written	29,082	3,212,907
Options Closed	(9,158)	(919,506)
Options Exercised	(11,238)	(812,014)
Options Expired	(7,747)	(1,387,358)
Outstanding at End of Period	3,327	$ 361,010

The notional value of the options outstanding as of June 30, 2017 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/28/17

By

/s/Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/28/17